Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Statements of Cash Flows - Parent Company [Member] - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,365,249)	$ (4,714,381)
Depreciation and amortization		36,875
Equity loss (income) of subsidiaries	965,617	3,957,606
Changes in operating assets and liabilities
Other non-current assets	231,483	(4,448,342)
Other current assets	1,754,652
Due from subsidiaries and the VIE	(1,502,500)
Other payable	13,884	(70,000)
Due from a related party		(3,500,001)
Net cash used in operating activities	(902,113)	(8,738,243)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of intangible assets		(105,000)
Net cash used in investing activities		(105,000)
Net decrease in cash	(902,113)	(8,843,243)
Cash at the beginning of the period	1,095,007	9,085,082
Cash at the end of the period	$ 192,894	$ 241,839